Business Combination (Tables)	6 Months Ended
Mar. 31, 2025
Business Combination [Abstract]
Schedule of Company Entered into a Definitive Acquisition Agreement	The acquisition of Tokyo Bay closed on December 16, 2024.
	Wealth AI	Tokyo Bay	InnoSphere Tech	Total
Net liabilities acquired (including cash of $2,462, accrued liabilities of $43,068)	$(40,606)	$—	$—	(40,606)

Intangible assets(1)	512,460	—	—	512,460
Goodwill	4,657,664	4,055,000	4,961,500	13,674,164
Deferred tax liabilities(2)	(87,118)	—	—	(87,118)
Total	$5,042,400	$4,055,000	$4,961,500	$14,058,900

Total purchase price comprised of:
– cash consideration	$3,000,000	$—	$—	$3,000,000
– share-based consideration	2,042,400	2,085,000	2,943,500	7,070,900
– warrants issued	—	1,970,000	2,018,000	3,988,000
Total	$5,042,400	$4,055,000	$4,961,500	$14,058,900

(1)	The intangible assets mainly arise from the recognition, on a fair value basis, website development of Wealth AI, with an expected useful life of 5 years. The fair values of the intangible assets are based on estimation of the Group with reference to the valuation carried out by an independent qualified professional valuer not connected with the Group.

(2)	The deferred tax liabilities relating to the fair value adjustments of intangible assets amounted to US$87,118, which is calculated at the Singapore Profits Tax rate of 17%.